Supplemental Balance Sheet Information - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands		Jun. 30, 2022		Dec. 31, 2021	Jun. 30, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash and Cash Equivalents [Abstract]
Cash and cash equivalents		$ 1,377,152		$ 1,550,004	$ 235,893		$ 380,801	$ 495,287
Restricted cash included in prepaid expenses and other current assets		4,239	[1]	42,924	0	[1]	5,076	3,223
Restricted cash included in other non-current assets	[1]	39,444			17,409
Total cash, cash equivalents and restricted cash		$ 1,420,835		$ 1,592,928	$ 253,302		$ 385,877	$ 498,510	$ 207,390

[1]	Includes cash balances collateralizing letters of credit associated with the Company’s facility leases and a customer prepayment requiring segregation and restrictions in its use in accordance with the customer agreement.